As filed with the Securities and Exchange Commission on October 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  September 30, 2016

Item 1. Schedules of Investments.

Davidson Multi Cap Equity Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	COMMON STOCKS - 94.55%	Value
	Aerospace & Defense - 1.76%
18,955	United Technologies Corp.	$1,925,828

	Air Freight & Logistics - 1.39%
8,745	Fedex Corp.	1,527,577

	Banks - 6.63%
27,720	First Republic Bank	2,137,489
44,020	JPMorgan Chase & Co.	2,931,292
49,805	Wells Fargo & Co.	2,205,365
		7,274,146
	Beverages - 2.10%
21,150	PepsiCo, Inc.	2,300,486

	Biotechnology - 6.10%
11,570	Amgen, Inc.	1,929,992
19,750	Celgene Corp. (a)	2,064,468
34,045	Gilead Sciences, Inc.	2,693,640
		6,688,100
	Capital Markets - 3.95%
60,520	Morgan Stanley	1,940,271
34,360	State Street Corp.	2,392,487
		4,332,758
	Chemicals - 3.63%
32,550	E.I. du pont de Nemours & Co.	2,179,873
14,885	Praxair, Inc.	1,798,555
		3,978,428
	Communications Equipment - 2.16%
74,675	Cisco Systems, Inc.	2,368,691

	Diversified Telecommunication Services - 2.13%
50,274	Level 3 Communications, Inc. (a)	2,331,708

	Electrical Equipment - 1.94%
32,420	Eaton Corp PLC (b)	2,130,318

	Energy Equipment & Services - 1.21%
26,325	Baker Hughes, Inc.	1,328,623

	Food & Staples Retailing - 3.01%
160,035	Sprouts Farmers Market, Inc. (a)	3,304,723

	Health Care Equipment & Supplies - 2.01%
12,245	Becton, Dickinson & Co.	2,200,794

	Health Care Providers & Services - 4.25%
29,052	Express Scripts Holding Co. (a)	2,049,037
19,035	Laboratory Corporation of America Holdings (a)	2,616,932
		4,665,969
	Hotels, Restaurants & Leisure - 3.19%
13,640	Buffalo Wild Wings, Inc. (a)	1,919,694
3,719	Chipotle Mexican Grill, Inc. (a)	1,574,996
		3,494,690
	Household Durables - 0.89%
32,515	D.R. Horton, Inc.	981,953

	Household Products - 1.77%
40,415	Church & Dwight Co., Inc.	1,936,687

	Industrial Conglomerates - 3.37%
10,210	3M Co.	1,799,308
64,040	General Electric Co.	1,896,865
		3,696,173
	Insurance - 1.94%
41,265	Principal Financial Group, Inc.	2,125,560

	Internet Software & Services - 3.66%
759	Alphabet, Inc. - Class A (a)	610,281
4,378	Alphabet, Inc. - Class C (a)	3,402,976
		4,013,257
	Life Sciences Tools & Services - 1.48%
10,275	Waters Corp. (a)	1,628,485

	Machinery - 1.87%
42,585	Flowserve Corp.	2,054,300

	Media - 5.05%
101,905	Interpublic Group of Cos., Inc.	2,277,577
134,810	Twenty-First Century Fox, Inc. - Class A	3,265,098
		5,542,675
	Multiline Retail - 1.48%
31,380	Nordstrom, Inc.	1,627,994

	Multi-Utilities - 2.34%
23,900	Sempra Energy	2,561,841

	Oil, Gas & Consumable Fuels - 5.16%
16,074	Chevron Corp.	1,654,336
48,775	Devon Energy Corp.	2,151,466
21,240	Exxon Mobil Corp.	1,853,827
		5,659,629
	Professional Services - 2.09%
42,775	Nielsen Holdings PLC (b)	2,291,457

	Semiconductors & Semiconductor Equipment - 1.86%
34,675	Silicon Laboratories, Inc. (a)	2,038,890

	Software - 9.87%
52,950	Fleetmatics Group PLC (a)(b)	3,175,941
69,660	Fortinet, Inc. (a)	2,572,544
22,560	Intuit	2,481,825
45,140	Microsoft Corp.	2,600,064
		10,830,374
	Specialty Retail - 2.05%
39,570	Dicks Sporting Goods, Inc.	2,244,410

	Technology Hardware, Storage & Peripherals - 2.79%
27,046	Apple, Inc.	3,057,550

	Textiles, Apparel & Luxury Goods - 1.42%
55,715	Gildan Activewear, Inc. (b)	1,557,234

	TOTAL COMMON STOCKS (Cost $77,082,480)	103,701,308

Shares	REITS - 3.69%	Value
115,185	Redwood Trust, Inc.	1,631,020
107,620	Starwood Property Trust, Inc.	2,423,602
	TOTAL REITS (Cost $4,211,127)	4,054,622

	MONEY MARKET FUNDS - 0.93%
1,019,094	Fidelity Institutional Government Portfolio - Class I, 0.27% (c)	1,019,094
	TOTAL MONEY MARKET FUNDS (Cost $1,019,094)	1,019,094

	Total Investments in Securities (Cost $82,312,701) - 99.17%	108,775,024
	Other Assets in Excess of Liabilities - 0.83%	905,427
	NET ASSETS - 100.00%	$109,680,451

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of September 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Davidson Investment Advisors, Inc.

Davidson Multi-Cap Equity Fund
Notes to the Schedule of Investments
September 30, 2016 (Unaudited)

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$15,448,957	$-	$-	$15,448,957
Consumer Staples	7,541,895	-	-	7,541,895
Energy	6,988,251	-	-	6,988,251
Financials	13,732,464	-	-	13,732,464
Health Care	15,183,348	-	-	15,183,348
Industrials	13,625,653	-	-	13,625,653
Information Technology	22,308,763	-	-	22,308,763
Materials	3,978,428	-	-	3,978,428
Telecommunication Services	2,331,708	-	-	2,331,708
Utilities	2,561,841	-	-	2,561,841
Total Common Stocks	103,701,308	-	-	103,701,308
REITs
Financials	4,054,622	-	-	4,054,622
Total REITs	4,054,622	-	-	4,054,622
Short-Term Investments	1,019,094	-	-	1,019,094
Total Investments in Securities	$108,775,024	$-	$-	$108,775,024

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2016, the end of the reporting period. The Fund recognized no transfers between levels. There were no Level 3 securities held in the Fund during the period ended September 30, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$82,340,592

Gross unrealized appreciation	$29,506,279
Gross unrealized depreciation	(3,071,847)
Net unrealized appreciation	$26,434,432

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date: 10/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 10/26/2016

By (Signature and Title)*/s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 10/26/2016

* Print the name and title of each signing officer under his or her signature.